Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 78,978	$ 16,817	$ 47,384
Change in unrealized gains/losses on derivative instruments:
Unrealized gain (loss) on derivative instruments	1,242	407	(1,527)
Income tax effect	(200)	(87)	(151)
Unrealized gain (loss) on derivative instruments, net of tax	1,042	320	(1,678)
Change in foreign currency translation:
Unrealized gain (loss) on foreign currency translation	28,362	(67,943)	(57,144)
Income tax effect	0	361	(1,468)
Unrealized gain (loss) on foreign currency translation, net of tax	28,362	(67,582)	(58,612)
Other comprehensive income (loss), net of tax	29,404	(67,262)	(60,290)
Comprehensive income (loss)	108,382	(50,445)	(12,906)
Comprehensive loss (income) attributable to noncontrolling interest:
Net loss (income)	4,250	59,753	(2,249)
Unrealized (income) loss on foreign currency translation	(1,849)	20,173	3,390
Comprehensive loss attributable to noncontrolling interest	2,401	79,926	1,141
Comprehensive income (loss) attributable to Encore Capital Group, Inc. stockholders	$ 110,783	$ 29,481	$ (11,765)